Investment Securities, Available-for-sale Securities, Gross Unrealized Loss Position (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	$ 54,340	$ 140,557
12 months or more - Fair Value	4,937	243,825
Total - Fair Value	59,277	384,382
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	153	1,201
12 months or more - Gross Unrealized Loss	63	1,219
Total - Gross Unrealized Loss	216	2,420
U. S. Government Sponsored Enterprises [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	19,968	19,820
12 months or more - Fair Value	0	74,656
Total - Fair Value	19,968	94,476
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	32	180
12 months or more - Gross Unrealized Loss	0	239
Total - Gross Unrealized Loss	32	419
Mortgage-Backed Securities and Collateralized Mortgage Obligations-Residential [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	19,471	67,322
12 months or more - Fair Value	0	169,169
Total - Fair Value	19,471	236,491
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	22	446
12 months or more - Gross Unrealized Loss	0	980
Total - Gross Unrealized Loss	22	1,426
Corporate Bonds [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value	14,901	4,905
12 months or more - Fair Value	4,937	0
Total - Fair Value	19,838	4,905
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss	99	95
12 months or more - Gross Unrealized Loss	63	0
Total - Gross Unrealized Loss	$ 162	95
Small Business Administration-Guaranteed Participation Securities [Member]
Available for sale securities unrealized loss position - Fair Value [Abstract]
Less than 12 months - Fair Value		48,510
12 months or more - Fair Value		0
Total - Fair Value		48,510
Available for sale securities unrealized loss position - Gross Unrealized Loss [Abstract]
Less than 12 months - Gross Unrealized Loss		480
12 months or more - Gross Unrealized Loss		0
Total - Gross Unrealized Loss		$ 480